Accrued Liabilities and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Freight tax provisions (note 17)	$ 31,073	$ 41,404	$ 47,813	$ 42,477
Office lease liability – long-term (note 1)	17,054	28,716
Other	1,597	1,458
Other long-term liabilities (note 7)	45,704	56,651
Supplier Finance Program [Line Items]
Long-term operating lease liabilities (note 9)	17,054	28,716
Postemployment Benefits Liability, Noncurrent	4,818	5,091
Voyage And Vessel Accrued Liabilities Current	40,843	36,665
Employee-related Liabilities, Current	30,750	30,286
Other Accrued Liabilities	2,050	2,665
Obligation related to EU ETS - Current liability	11,020	6,588
EU ETS Expense	10,600	6,700
EU ETS settled	6,100
Office Building [Member]
Payables and Accruals [Abstract]
Office lease liability – long-term (note 1)	8,216	8,698
Supplier Finance Program [Line Items]
Long-term operating lease liabilities (note 9)	8,216	8,698
Accrued Liabilities
Supplier Finance Program [Line Items]
Obligation related to EU ETS - Current liability	$ 11,000	$ 6,600